Schedule of summaries of digital assets (Details)	Jun. 30, 2026 USD ($) Integer
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	252,243,164
Crypto asset, cost incurred	$ 39,430,556
Crypto asset, carrying amount	36,611,405
Crypto asset, change in fair value	$ (2,819,151)
Stablecoins [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	35,380,585
Crypto asset, cost incurred	$ 35,380,600
Crypto asset, carrying amount	35,380,600
Crypto asset, change in fair value
Solana [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	12,762
Crypto asset, cost incurred	$ 2,462,194
Crypto asset, carrying amount	928,733
Crypto asset, change in fair value	$ (1,533,461)
Pump [Member]
Crypto Asset, Holding [Line Items]
Crypto asset quantity | Integer	216,849,817
Crypto asset, cost incurred	$ 1,587,762
Crypto asset, carrying amount	302,072
Crypto asset, change in fair value	$ (1,285,690)